Insurance Claims	12 Months Ended
Dec. 31, 2012
Insurance Claims
Insurance Claims

(9)   Insurance Claims

        On December 28, 2010 the Coffeyville crude oil refinery experienced an equipment malfunction and small fire in connection with its fluid catalytic cracking unit ("FCCU"), which led to reduced crude oil throughput. The refinery returned to full operation on January 26, 2011. This interruption adversely impacted the production of refined products for the petroleum business in the first quarter of 2011. Total gross repair and other costs recorded related to the incident as of December 31, 2011 were approximately $8.0 million. No costs were recorded in 2012.

        CVR Refining maintains property damage insurance policies through CRLLC which have an associated deductible of $2.5 million. CVR Refining anticipates that substantially all of the repair costs in excess of the deductible should be covered by insurance. As of December 31, 2012 and 2011, the Partnership had received $4.0 million of insurance proceeds. As of December 31, 2012 and 2011, the Partnership had recorded an insurance receivable related to the incident of approximately $1.3 million and $1.2 million, respectively. The insurance receivable is included in current assets in the Consolidated and Combined Balance Sheets. The recording of the insurance proceeds and receivable resulted in a reduction of direct operating expenses (exclusive of depreciation and amortization).

        In February 2013, all insurance claims associated with the FCCU incident were fully settled and closed. Substantially all repair costs incurred in excess of the associated $2.5 million deductible were recovered by insurance.

        The Coffeyville crude oil refinery experienced a small fire at its continuous catalytic reformer ("CCR") in May 2011. Total gross repair and other costs related to the incident that were recorded during the year ended December 31, 2011 approximated $3.2 million. No costs were recorded in 2012. CVR Refining anticipates that substantially all of the costs in excess of the $2.5 million deductible should be covered by insurance under its property damage insurance policy. Approximately $0.7 million of insurance proceeds were received for the year-ended December 31, 2012. As of December 31, 2011, the Partnership has recorded an insurance receivable of approximately $0.7 million. The insurance receivable is included in current assets in the Combined Balance Sheet. The recording of the insurance receivable resulted in a reduction of direct operating expenses (exclusive of depreciation and amortization).

        As of December 31, 2012, all insurance claims associated with the fire at the CCR have been fully settled and closed. Substantially all repair costs incurred in excess of the associated $2.5 million deductible were recovered by insurance.